SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 23, 2024	Mar. 31, 2024	Jan. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Feb. 02, 2024
Subsequent Event [Line Items]
Warrants issued					1,112,930
Lamf Global Ventures Corp I [Member]
Subsequent Event [Line Items]
Issuance of additional paid-in capital					$ 15,651,363
Price per share (in Dollars per share)					$ 10.00
Lamf Global Ventures Corp I [Member] | Forecast [Member]
Subsequent Event [Line Items]
Outstanding working capital promissory note.	$ 738,196
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of additional paid-in capital			$ 988,000
Warrants issued			600,584
Additional financing				$ 3,014,000
Exercise price per share		$ 2.80
Option outstanding		1,041,966
Subsequent Event [Member] | Lamf Global Ventures Corp I [Member]
Subsequent Event [Line Items]
Issued an unsecured promissory note						$ 1,200,000
Price per share (in Dollars per share)						$ 10.00
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Option granted		750,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Option granted		140,000